LEASES (Details Narrative) - USD ($)	Jan. 04, 2024	Nov. 14, 2023	Nov. 18, 2020	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Right-of-use asset				$ 35,161	$ 64,637	$ 121,805
Operating lease liabilities				36,045	66,155
Operating lease liabilities current				36,045	60,953	57,062
Operating lease liabilities non-current				$ 0	$ 5,202	$ 66,155
Weighted average remaining lease term				6 months 29 days	1 year 29 days
Weighted average discount rate				4.14%	4.14%
Lease For Suite B And C [Member]
Intangible Asset, Finite-Lived [Line Items]
Operating lease extended			On November 18, 2020, the Company entered into an operating lease with the landlord, Demarius Holdings, Inc., commencing on December 1, 2020, and ending on November 30, 2023, for the office spaces located at 41558 Eastman Drive, Suites B and C, Murrieta, California 92562. The monthly rent was $4,183. Both suites are approximately 2,088 square feet of space. The Company’s principal executive office is located at 41558 Eastman Drive, Suite B, Murrieta, California 92562. Suite C is utilized for testing and research equipment.
Lease For Suite B [Member]
Intangible Asset, Finite-Lived [Line Items]
Operating lease extended		On November 14, 2023, the lease for Suite B was extended for 36 months to November 30, 2026. The monthly rental amount for Suite B is $2,501 for the period from December 1, 2023, to November 30, 2024, with an increase to $2,573 for the period from December 1, 2024, to November 30, 2025, and an increase to $2,647 for the period from December 1, 2025, to November 30, 2026.
Lease For Suite C [Member]
Intangible Asset, Finite-Lived [Line Items]
Operating lease extended	On January 4, 2024, the lease for Suite C was extended for 34 months to November 30, 2026. The monthly rental amount for Suite C is $2,434 for the period from February 1, 2024, to November 30, 2024, with an increase to $2,506 for the period from December 1, 2024, to November 30, 2025, and an increase to $2,555 for the period from December 1, 2025, to November 30, 2026.